Net investment in lease - Schedule of Net Investment in Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Undiscounted lease receivable	$ 773.2	$ 1,224.2
Unearned interest income	(343.9)	(465.4)
Net investment in lease	$ 429.3	$ 758.8